Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Feb. 15, 2018	Jun. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Safety, Income & Growth, Inc.
Entity Central Index Key	0001688852
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		18,190,000
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 249.5